Stock Based Compensation (Details) $ in Millions				12 Months Ended
	Dec. 11, 2015 shares	Dec. 10, 2014 USD ($) shares	Dec. 12, 2013 USD ($) shares	Dec. 31, 2015 USD ($) director	Dec. 31, 2014 director shares	Dec. 31, 2013 director
Stockholders' equity
Number of directors who elected to receive their compensation in shares | director				0	0	0
Manager's employees
Stockholders' equity
Vesting period				0 years
Contractual obligation for any stock to be granted				$ 0.0
Shares granted | shares	15,879	115,185	16,066		112,315
Manager's employees | General and Administrative Expense
Stockholders' equity
Expenses representing fair value of the stock granted recognized in General and Administrative Expenses		$ 0.6	$ 0.1	$ 0.1